Schedule I - Financial information of Parent Company - Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	$ 12,974,135	$ 16,841,915	$ 21,933,678
Gross profit	22,544,655	28,636,011	20,688,972
Operating expenses:
General and administrative	12,245,567	14,397,562	16,006,914
Sales and marketing	13,366,322	22,160,188	30,879,776
Share-based Compensation	1,113,828	2,240,512	3,068,213
Total operating expenses	34,694,209	50,244,101	61,217,496
Interest income	33,397	96,679	487,007
Exchange gain (loss), net	(134,172)	246,680	(131,461)
Other income (expense), net	22,692	34,498	(219,472)
Net loss attributable to China Finance Online Co. Limited	(11,262,821)	(19,950,120)	(36,736,553)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	120,762	(362,398)	2,400,548
Other comprehensive income (loss), net of tax	120,762	(362,398)	2,400,548
Comprehensive loss	(12,622,986)	(22,832,893)	(39,987,889)
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	87,105	85,493	84,717
Gross profit	(87,105)	(85,493)	(84,717)
Operating expenses:
General and administrative	1,111,665	1,069,590	1,122,440
Sales and marketing		17,526	181,073
Share-based Compensation	417,004	858,415	782,196
Total operating expenses	1,528,669	1,945,531	2,085,709
Interest income	93	4,851	2,246
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(9,627,269)	(17,888,289)	(34,540,850)
Exchange gain (loss), net	(19,871)	(10,608)	(2,785)
Other income (expense), net		(25,050)	(24,738)
Net loss attributable to China Finance Online Co. Limited	(11,262,821)	(19,950,120)	(36,736,553)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	120,762	(362,398)	2,400,548
Other comprehensive income (loss), net of tax	120,762	(362,398)	2,400,548
Comprehensive loss	$ (11,142,059)	$ (20,312,518)	$ (34,336,005)